Property, Plant and Equipment - Schedule of Reconciliation of Movements in Property, Plant and Equipment by Asset Category (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	$ 69,333	$ 175,284
Additions during year	38,100
Disposals during year
Depreciation expense	(65,148)	(156,248)
Closing net carrying amount	42,285	69,333
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	40,512
Additions during year	22,827
Disposals during year
Depreciation expense	(42,488)
Closing net carrying amount	20,851	40,512
Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	28,397
Additions during year	15,273
Disposals during year
Depreciation expense	(22,236)
Closing net carrying amount	21,434	28,397
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net carrying amount	424
Additions during year
Disposals during year
Depreciation expense	(424)
Closing net carrying amount		$ 424